SUPPLEMENT DATED OCTOBER 22, 1996 TO PROSPECTUS DATED SEPTEMBER 12, 1996

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS

PRUCO LIFE MARKET-VALUE ADJUSTMENT ANNUITY CONTRACTS

DISCOVERY SELECT

THE MARKET-VALUE ADJUSTMENT OPTION IS NOT AVAILABLE TO RESIDENTS OF MARYLAND, OREGON AND WASHINGTON.






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